Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)		3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2019	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019		Jun. 30, 2019	Sep. 30, 2019		Sep. 30, 2020		Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net (loss) income	$ (375)	$ (1,826,524)		$ (102,121)	$ 511,389	$ 665,511		$ (309)	$ 664,827		$ (1,417,256)		$ 1,206,018
Less: Income attributable to common stock subject to possible redemption		0				(708,312)			(708,312)		(611,540)		(1,364,852)
Adjusted net loss		$ (1,826,524)				$ (42,801)			$ (43,485)		$ (2,028,796)		$ (158,834)
Weighted average shares outstanding, basic and diluted		6,974,184	[1]			6,595,280	[1]		5,756,524	[1]	6,969,280	[1]	6,141,375
Basic and diluted net loss per share		$ (0.26)	[2]			$ (0.01)	[2]		$ (0.01)	[2]	$ (0.29)	[2]	$ (0.03)	$ 1.39	$ (1.26)

[1]	Excludes an aggregate of 21,582,057 and 21,797,092 shares subject to possible redemption at September 30, 2020 and 2019.
[2]	Net loss per share – basic and diluted excludes interest income attributable to shares subject to possible redemption of $0 and $611,540 for the three and nine months ended September 30, 2020, respectively, and $708,312 for the three months ended September 30, 2019 and for the period from March 20, 2019 through September 30, 2019, respectively. (see Note 2).